Long-Term Debt - U.S. Dollar-denominated Term Loans - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) vessel term_loan	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Number of term loans | term_loan	7
Aggregate principal amount	$ 1,987,558	$ 1,810,374
Teekay Nakilat Joint Venture
Debt Instrument [Line Items]
Partnership interest owned	70.00%
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Long-term Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,212,504	$ 935,286
Fixed interest rate	4.41%
Number of vessels | vessel	18
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Long-term Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%